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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment                [ ] Amendment Number:____
    This Amendment (Check only one.):  [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Columbus Hill Capital Management, L.P.
Address:     830 Morris Turnpike
             Short Hills, NJ 07078

Form 13F File Number: 028-12244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     George Kim
Title:    Chief Financial Officer
Phone:    973-921-3420

Signature, Place, and Date of Signing:

 /s/ George Kim              Short Hills, NJ                 February 13, 2013
-----------------------   ----------------------        ------------------------
   (Signature)                (City,  State)                      (Date)

Report Type ( Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  2

Form 13F Information Table Entry Total:            44

Form 13F Information Table Value Total:       678,434
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number             Name
----  -----------------------          -------------------
1     028-12245                        CHC Partners, L.L.C.
2     028-12247                        Kevin D. Eng

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                           FORM 13F INFORMATION TABLE

           COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
                                 TITLE OF                 VALUE   SHRS OR  SH/ PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                    CLASS         CUSIP    (X1000)  PRN AMT  PRN CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
---------------------------- ---------------- --------- -------- --------- --- ---- -------------- -------- --------- ------ ------
AMERICAN INTL GROUP INC          COM NEW      026874784   29,123   825,000 SH       Shared-Defined   1, 2     825,000   0      0
APCO OIL & GAS INTERNATIONAL       SHS        G0471F109    3,078   250,000 SH       Shared-Defined   1, 2     250,000   0      0
BANK OF AMERICA CORPORATION        COM        060505104    7,082   610,000 SH       Shared-Defined   1, 2     610,000   0      0
CABOT OIL & GAS CORP               COM        127097103    3,183    64,000 SH       Shared-Defined   1, 2      64,000   0      0
CHENIERE ENERGY INC              COM NEW      16411R208    7,825   416,646 SH       Shared-Defined   1, 2     416,646   0      0
CITIGROUP INC                    COM NEW      172967424   42,211 1,067,000 SH       Shared-Defined   1, 2   1,067,000   0      0
DANA HLDG CORP                     COM        235825205   11,187   716,654 SH       Shared-Defined   1, 2     716,654   0      0
DELPHI AUTOMOTIVE PLC              SHS        G27823106   14,408   376,676 SH       Shared-Defined   1, 2     376,676   0      0
E TRADE FINANCIAL CORP           COM NEW      269246401   12,754 1,425,000 SH       Shared-Defined   1, 2   1,425,000   0      0
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS   G10082140   40,781 1,267,665 SH       Shared-Defined   1, 2   1,267,665   0      0
EQT CORP                           COM        26884L109   17,836   302,400 SH       Shared-Defined   1, 2     302,400   0      0
FORD MTR CO DEL               COM PAR $0.01   345370860    8,223   635,000 SH       Shared-Defined   1, 2     635,000   0      0
FREEPORT-MCMORAN COPPER & GO       COM        35671D857   19,665   575,000 SH       Shared-Defined   1, 2     575,000   0      0
GENERAL MTRS CO                    COM        37045V100   43,275 1,501,044 SH       Shared-Defined   1, 2   1,501,044   0      0
GENERAL MTRS CO              *W EXP 07/10/201 37045V118      994    50,960 SH       Shared-Defined   1, 2      50,960   0      0
GENERAL MTRS CO              *W EXP 07/10/201 37045V126      636    50,960 SH       Shared-Defined   1, 2      50,960   0      0
HALLIBURTON CO                     COM        406216101   34,759 1,002,000 SH       Shared-Defined   1, 2   1,002,000   0      0
HARTFORD FINL SVCS GROUP INC       COM        416515104    3,142   140,000 SH       Shared-Defined   1, 2     140,000   0      0
HCA HOLDINGS INC                   COM        40412C101   18,917   627,000 SH       Shared-Defined   1, 2     627,000   0      0
HUNTSMAN CORP                      COM        447011107    3,180   200,000 SH       Shared-Defined   1, 2     200,000   0      0
ISHARES TR                   FTSE CHINA25 IDX 464287184    9,506   235,000 SH       Shared-Defined   1, 2     235,000   0      0
ISHARES TR                    MSCI EMERG MKT  464287234   14,857   335,000 SH       Shared-Defined   1, 2     335,000   0      0
JPMORGAN CHASE & CO                COM        46625H100   21,105   480,000 SH       Shared-Defined   1, 2     480,000   0      0
LYONDELLBASELL INDUSTRIES N     SHS - A -     N53745100   14,475   253,549 SH       Shared-Defined   1, 2     253,549   0      0
MARATHON PETE CORP                 COM        56585A102   20,066   318,504 SH       Shared-Defined   1, 2     318,504   0      0
MASCO CORP                         COM        574599106   25,073 1,505,000 SH       Shared-Defined   1, 2   1,505,000   0      0
MCMORAN EXPLORATION CO             COM        582411104   64,194 3,999,635 SH       Shared-Defined   1, 2   3,999,635   0      0
METLIFE INC                        COM        59156R108   23,717   720,000 SH       Shared-Defined   1, 2     720,000   0      0
MGIC INVT CORP WIS                 COM        552848103    2,660 1,000,000 SH       Shared-Defined   1, 2   1,000,000   0      0
MORGAN STANLEY                   COM NEW      617446448    6,120   320,100 SH       Shared-Defined   1, 2     320,100   0      0
NRG ENERGY INC                   COM NEW      629377508    5,839   254,000 SH       Shared-Defined   1, 2     254,000   0      0
OWENS CORNING NEW                  COM        690742101    2,959    80,000 SH       Shared-Defined   1, 2      80,000   0      0
PLAINS EXPL& PRODTN CO             COM        726505100    6,102   130,000 SH       Shared-Defined   1, 2     130,000   0      0
REALOGY HOLDGS CORP                COM        75605Y106    4,196   100,000 SH       Shared-Defined   1, 2     100,000   0      0
ROCKWOOD HLDGS INC                 COM        774415103    3,994    80,750 SH       Shared-Defined   1, 2      80,750   0      0
SEMGROUP CORP                      CL A       81663A105   34,125   873,221 SH       Shared-Defined   1, 2     873,221   0      0
SWIFT TRANSN CO                    CL A       87074U101    2,280   250,000 SH       Shared-Defined   1, 2     250,000   0      0
UNITED RENTALS INC                 COM        911363109   34,018   747,315 SH       Shared-Defined   1, 2     747,315   0      0
U S AIRWAYS GROUP INC              COM        90341W108    1,688   125,000 SH       Shared-Defined   1, 2     125,000   0      0
VISTEON CORP                     COM NEW      92839U206   17,708   329,014 SH       Shared-Defined   1, 2     329,014   0      0
WPX ENERGY INC                     COM        98212B103   18,606 1,250,400 SH       Shared-Defined   1, 2   1,250,400   0      0
YPF SOCIEDAD ANONIMA          SPON ADR CL D   984245100   22,818 1,568,230 SH       Shared-Defined   1, 2   1,568,230   0      0
KINDER MORGAN INC. DEL             PUT        49456B951       26     2,640 SH       Shared-Defined   1, 2       2,640   0      0
WILLIAMS COS INC DEL               PUT        969457950       43     1,900 SH       Shared-Defined   1, 2       1,900   0      0
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